UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-10373)

Exact name of registrant as specified in charter: TH Lee, Putnam Investment Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Charles A. Ruys de Perez, Vice President
Chief Compliance Officer
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John E. Baumgardner, Esq.
Sullivan & Cromwell LLP
125 Broad Street
New York, New York 10004-2498

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

TH Lee, Putnam Emerging Opportunities Portfolio

The fund's portfolio
7/31/06 (Unaudited)

COMMON STOCKS (61.2%)(a)

	Shares	Value

Basic Materials (2.9%)
Agnico-Eagle Mines, Ltd. (Canada)	10,500	$375,795
Cameco Corp. (Canada)	9,600	383,040
Coeur d'Alene Mines Corp. (NON)	44,500	212,710
Freeport-McMoRan Copper & Gold, Inc. Class B	5,600	305,536
Goldcorp, Inc. (Canada)	8,250	241,478
Mueller Water Products, Inc. Class A (NON)	3,800	60,230
PAN American Silver Corp. (Canada) (NON)	8,000	151,680
Steel Dynamics, Inc.	2,427	140,815
		1,871,284

Capital Goods (5.3%)
Alliant Techsystems, Inc. (NON)	3,700	296,518
Cummins, Inc.	2,100	245,700
Dover Corp.	5,900	278,126
JLG Industries, Inc.	9,200	166,520
John H. Harland Co.	7,100	279,101
Lincoln Electric Holdings, Inc.	6,100	350,018
Parker-Hannifin Corp.	4,700	339,528
Rofin-Sinar Technologies, Inc. (NON)	6,100	328,363
Superior Essex, Inc. (NON)	4,500	138,150
Timken Co.	10,400	334,880
Wabtec Corp.	8,800	233,728
WESCO International, Inc. (NON)	7,100	413,575
		3,404,207

Communications Equipment (0.5%)
Avaya, Inc. (NON)	33,700	312,062

Computers (1.6%)
Aeroflex, Inc. (NON)	22,000	223,080
Mentor Graphics Corp. (NON)	21,700	299,026
NCR Corp. (NON)	5,700	183,198
Palm, Inc. (NON)	20,900	311,619
		1,016,923

Consumer Cyclicals (7.4%)
Barnes & Noble, Inc.	6,700	224,584
Big Lots, Inc. (NON)	10,200	164,832
Consolidated Graphics, Inc. (NON)	4,600	226,274
Corporate Executive Board Co. (The)	1,200	112,800
Jakks Pacific, Inc. (NON)	13,200	217,668
K2, Inc. (NON)	15,100	158,852
Maidenform Brands, Inc. (NON)	12,600	168,714
Manpower, Inc.	7,200	428,254
New York & Company, Inc. (NON)	11,200	113,568
OfficeMax, Inc.	14,000	575,540
Oshkosh Truck Corp.	3,400	145,792
Pacific Sunwear of California, Inc. (NON)	8,300	138,444
Pantry, Inc. (The) (NON)	3,500	172,515
R. H. Donnelley Corp. (NON)	5,096	266,062
RadioShack Corp.	23,800	384,846
Ross Stores, Inc.	8,600	214,054
Sherwin-Williams Co. (The)	7,900	399,740
Stein Mart, Inc.	8,800	113,432
Whirlpool Corp.	4,000	308,760
World Wrestling Entertainment, Inc.	9,324	152,168
		4,686,899

Consumer Staples (2.7%)
American Greetings Corp. Class A	6,600	148,698
Blyth Industries, Inc.	6,600	115,302
Domino's Pizza, Inc.	17,700	402,498
Interline Brands, Inc. (NON)	15,600	340,080
Jack in the Box, Inc. (NON)	6,700	264,248
Labor Ready, Inc. (NON)	12,700	207,137
Sonic Corp. (NON)	11,400	224,352
		1,702,315

Electronics (3.8%)
Agere Systems, Inc. (NON)	24,700	359,632
Amphenol Corp. Class A	7,300	409,384
Avnet, Inc. (NON)	18,100	329,420
Freescale Semiconductor, Inc. Class A (NON)	5,600	160,328
General Cable Corp. (NON)	9,400	335,580

Komag, Inc. (NON)	3,800	145,578
Microchip Technology, Inc.	5,100	164,526
RF Micro Devices, Inc. (NON)	52,600	324,016
Zoran Corp. (NON)	10,100	162,105
		2,390,569

Energy (5.1%)
Cameron International Corp. (NON)	6,000	302,460
Complete Production Services, Inc. (NON)	2,651	54,611
Giant Industries, Inc. (NON)	4,670	333,485
Helix Energy Solutions Group, Inc. (NON)	7,100	276,829
Hercules Offshore, Inc. (NON)	4,600	164,404
Noble Energy, Inc.	4,300	217,623
Patterson-UTI Energy, Inc.	9,000	254,880
Peabody Energy Corp.	5,400	269,460
Pride International, Inc. (NON)	8,400	250,908
Rowan Cos., Inc.	6,500	220,155
Sunoco, Inc.	2,400	166,896
Unit Corp. (NON)	4,300	252,152
Universal Compression Holdings, Inc. (NON)	2,700	171,990
Veritas DGC, Inc. (NON)	4,900	280,623
		3,216,476

Financial (3.0%)
A.G. Edwards, Inc.	4,700	253,612
Calamos Asset Management, Inc. Class A	5,700	153,957
CB Richard Ellis Group, Inc. Class A (NON)	17,700	416,481
Corus Bankshares, Inc.	12,200	281,698
Cullen/Frost Bankers, Inc.	3,600	211,392
IntercontinentalExchange, Inc. (NON)	2,940	175,224
Nuveen Investments, Inc. Class A	4,480	212,755
Safety Insurance Group, Inc.	4,400	233,464

		1,938,583

Health Care (18.0%)
American Medical Systems Holdings, Inc. (NON)	14,200	259,150
Barr Pharmaceuticals, Inc. (NON)	6,600	328,416
C.R. Bard, Inc.	5,300	376,141
Cephalon, Inc. (NON)	6,400	420,736
Charles River Laboratories International, Inc. (NON)	6,400	227,200
Community Health Systems, Inc. (NON)	9,700	351,722
Dade Behring Holdings, Inc.	10,300	419,519
Edwards Lifesciences Corp. (NON)	5,100	225,624
Henry Schein, Inc. (NON)	2,600	123,266
Hologic, Inc. (NON)	4,000	179,640
Hospira, Inc. (NON)	9,275	405,225
Imclone Systems, Inc. (NON)	5,800	188,500
Immucor, Inc. (NON)	14,100	280,731
Invitrogen Corp. (NON)	3,300	203,907
Kinetic Concepts, Inc. (NON)	7,200	320,832
Laboratory Corp. of America Holdings (NON)	2,800	180,376
LCA-Vision, Inc.	4,700	202,805
MedImmune, Inc. (NON)	16,100	408,618
Pediatrix Medical Group, Inc. (NON)	5,300	224,720
Restore Medical, Inc. (acquired 1/28/04, cost
$3,009,669) (Private) (RES)(NON)(AFF)(F)	862,069	5,000,000
Sierra Health Services, Inc. (NON)	10,100	436,118
Varian Medical Systems, Inc. (NON)	5,600	253,792
Waters Corp. (NON)	7,300	296,964
Watson Pharmaceuticals, Inc. (NON)	4,900	109,711
		11,423,713

Real Estate (5.2%)
Spirit Finance Corp. (R)	300,000	3,330,000

Semiconductor (0.4%)
Lam Research Corp. (NON)	4,600	191,314
Nextest Systems Corp. (NON)	5,690	77,953
		269,267

Software (1.3%)
Blackboard, Inc. (NON)	1,500	42,495
Cadence Design Systems, Inc. (NON)	13,100	212,089
CommVault Sysytems, Inc. (acquired various dates from
1/30/02 through 6/20/06, cost $62,356) (Private)
(RES)(NON)(F)	20,144	90,648
Epicor Software Corp. (NON)	14,500	169,940
Sybase, Inc. (NON)	13,300	279,965
		795,137

Technology (0.4%)
ON Semiconductor Corp. (NON)	45,400	285,566

Technology Services (2.8%)
Covansys Corp. (NON)	24,171	358,456
CSG Systems International, Inc. (NON)	17,900	466,116
Fair Isaac Corp.	8,700	293,886
FileNET Corp. (NON)	6,200	197,284
Global Payments, Inc.	2,200	93,588
Internet Security Systems, Inc. (NON)	11,800	265,382
Jupitermedia Corp. (NON)	10,900	109,109
		1,783,821

Transportation (0.8%)
Hornbeck Offshore Services, Inc. (NON)	5,200	180,700
J. B. Hunt Transport Services, Inc.	8,800	181,016
Omega Navigation Enterprises, Inc.	10,900	164,808
		526,524

Total common stocks (cost $34,563,069)		$38,953,346

CONVERTIBLE PREFERRED STOCKS (36.8%)(a)

	Shares	Value

Capella Education Co. Ser. G, zero % cv. pfd.
(acquired 2/14/02, cost $5,009,274) (Private)
(RES)(NON)(F)	449,640	$9,999,989
CommVault Systems Ser. CC, zero % cv. pfd. (acquired
various dates from 1/30/02 through 9/4/03, cost
$6,948,495) (Private) (RES)(NON)(F)*	2,235,708	10,060,686
Refractec Ser. D, zero % cv. pfd. (acquired various
dates from 8/16/02 through 6/30/03, cost $4,999,998)
(Private) (RES)(NON)(AFF)(F)	833,333	3,333,332

Total convertible preferred stocks (cost $16,957,767)		$23,394,007

SHORT-TERM INVESTMENTS (4.5%)(a) (cost $2,881,000)

	Principal amount	Value

Repurchase agreement dated July 31, 2006 with Bank
of America due August 1, 2006 with respect to various
U.S. Government obligations -- maturity value
of $2,881,419 for an effective yield of 5.24%
(collateralized by Fannie Mae zero% due 1/24/07 valued
at $2,945,500)	$2,881,000	$2,881,000

TOTAL INVESTMENTS

Total investments (cost $54,401,836)		$65,228,353

NOTES

(a) Percentages indicated are based on net assets of $63,597,234.

(b) The aggregate identified cost on a tax basis is $54,425,980, resulting in gross unrealized appreciation and depreciation of $14,174,385 and $3,372,012, respectively, or net unrealized appreciation of $10,802,373.

* Effective September 21, 2006, this position was converted into shares of common stock of the issuer traded on the NASDAQ quotation system. This conversion is not reflected in the value of the position recorded in this report as of July 31, 2006.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2006 was $28,484,655 or 44.8% of net assets.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

Name of	Purchase	Sales	Dividend	Fair
Affiliates	cost	cost	income	Value

Refractec	$ -	$ -	$ -	$ 3,333,332
Restore Medical	-	-	-	5,000,000

Totals	$	$	$	$ 8,333,332

Fair value amounts are shown for issues that are affiliated at period end.

(R) Real Estate Investment Trust.

(F) Security is valued at fair value following procedures approved by the Trustees.

Security valuation Investments for which market quotations are readily available are stated at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for private equity securities: such investments are initially valued at cost and then stated at fair value following procedures approved by the Trustees. As part of those procedures, TH Lee, Putnam Capital Management, LLC (the “Manager “), a subsidiary of TH Lee, Putnam Capital, L.P. (a joint venture of Putnam Investment Holdings, LLC, which in turn is an indirect subsidiary of Putnam LLC (“Putnam”) and Thomas H. Lee Partners, LP) will monitor each fair valued security on a daily basis and will adjust its value, as necessary, based on such factors as the financial and/or operating results, the general developments in the issuer’s business including products and services offered, management changes, changes in contracts with customers, issues relating to financing, the likelihood of a public offering, the liquidity of the security, any legal or contractual restrictions, the value of an unrestricted related public security and other analytical data. Restricted securities of the same class as publicly traded securities will be valued at a discount from the public market price reflecting the nature and extent of the restriction. Securities fair valued at July 31, 2006 represented 44.8% of the fund’s net assets. Fair value prices may differ materially from the value that would be realized if the fair-valued securities were sold. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. The Manager is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TH LEE, PUTNAM INVESTMENT TRUST

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Linwood E. Bradford
Linwood E. Bradford
Principal Executive Officer
Date: September 28 , 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006